Organization and Business of the Company (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ 367,618	$ 88,678	$ 996,344	$ 1,387,571
Accumulated deficit	$ 10,644,096		10,276,478	$ 9,280,134
January 2017 [Member]
Proceeds from issuance of private placement			$ 7,000,000